SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement amounts and balances of the consolidated VIEs

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Current Assets:
Cash and cash equivalents	19,048,168	132,622,467
Accounts receivable and contract assets	418,639	—
Loans receivable-current, net of provision for loan losses	36,540,627	28,696,234
Interest receivable	—	555,502
Prepayments and other assets	2,928,471	1,248,562
Total Current Assets	58,935,905	163,122,765
Loans receivable-non-current, net of provision for loan losses	39,760,643	—
Property, equipment and software, net	1,253,723	767,087
Deferred tax assets	3,721,177	—
Total Assets	103,671,448	163,889,852

Current Liabilities
Accrued expenses and other current liabilities	2,048,601	3,786,955
Deferred revenue-current	110,726	—
Taxes payable	9,359,828	20,059,828
Total Current Liabilities	11,519,155	23,846,783
Deferred revenue-non-current	189,958	—
Total Liabilities	11,709,113	23,846,783

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
	USD	USD	USD
Net revenue	61,145,315	107,257,841	22,920,543
Net income	14,570,310	68,124,874	8,572,227

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
	USD	USD	USD
Net cash provided by operating activities	721,269	92,794,537	10,477,027
Net cash used in investing activities	(51,541,988)	(27,623,791)	(287,765)
Net cash (used in) provided by financing activities	—	(2,447,161)	1,487

Schedule of amounts and balances of the consolidated Bohai Trust 1

As of March 31, 2019
USD
Current Assets:
Cash	2,885,106
Other receivables	29,801
Loan receivables	64,103
Total assets	2,979,010

Year ended March 31, 2019
USD
Revenue	224
Net loss	(1,084)

Year ended March 31, 2019
USD
Net cash provided by operating activities	2,949,209
Net cash used in investing activity	(64,103)
Net cash used in financing activity	—

Disaggregation of revenue

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
	USD	USD	USD
Revenue
Loan facilitation service	66,782,312	117,984,295	25,636,661
Loan management service	—	508,948	2,678,557
Post-origination service	11,418,182	4,213,862	1,219,897
Recommendation service	858,796	—	—
Interest income	3,552,983	590,122	—
Others	1,491	21,434	59,756
	82,613,764	123,318,661	29,594,871
Tax and surcharges	(773,382)	(890,414)	(171,862)
Cash incentives	(20,509,878)	(15,170,406)	(1,629,316)
Risk reserve liability charges	—	—	(4,873,150)
Net Revenue	61,330,504	107,257,841	22,920,543

Schedule of estimated useful lives of property, equipment and software, net

Property, equipment and software acquired are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:

Useful life
Office equipment	3 - 5 years
Vehicle	4 - 5 years
Software	5 years
Leasehold improvements	over shorter of the lease term or estimated useful life

Schedule of the depreciation of property, equipment and software recognized

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
	USD	USD	USD
Sales and marketing	7,368	—	—
Service and development	89,677	—	—
General and administrative	309,754	174,384	92,224

ASU 2014-09
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impacts of the adoption of ASC

The impacts of the adoption of ASC 606 in the year ended March 31, 2019 on consolidated statement of income are shown below.

		Impacts of
		ASC606	Balances without
Impacted consolidated statement of income items	As Reported	Adoption	ASC 606 Adoption
	USD	USD	USD
Net revenue	61,330,504	189,686	61,520,190
Net income	5,532,581	189,686	5,722,267

The impacts of the adoption of ASC 606 as of March 31, 2019, including the cumulative effects of the change, on consolidated balance sheet are shown below.

Impacts of
		ASC606	Balances without
Impacted consolidated balance sheet items	As Reported	Adoption	ASC 606 Adoption
	USD	USD	USD
Equity:
Retained earnings	69,768,756	189,686	69,958,442